2023 Term Loan and Warrants	12 Months Ended
Dec. 31, 2025
2023 Term Loan and Warrants [Abstract]
Two Thousand Twenty-Three Term Loan and Warrants
5.	2023 Term Loan and Warrants

In February 2023, the Company entered into a note payable agreement with a principal amount of $5.5 million and an interest rate of 17% per annum (the “2023 Term Loan”) with an existing investor of the Company who is a related party. See Note 18 for additional information regarding related party transactions. The 2023 Term Loan matures in May 2026, as amended. Interest accrues at a stated rate of 17% per annum and is payable at maturity. No principal payments have been made since issuance.

In connection with the issuance of the 2023 Term Loan, the Company issued 220,000 warrants to purchase shares of Series F redeemable convertible preferred stock at an exercise price of $1.40 per share (the “Preferred Stock Warrants”). The Preferred Stock Warrants expire in February 2033. The Preferred Stock Warrants are classified as a liability and are remeasured at fair value at each reporting date, with changes in fair value recognized in other expense, net in the consolidated statements of operations (see Note 3 Fair Value Measurement).

During the year ended December 31, 2025, the investor exercised 110,000 of the Preferred Stock Warrants. As of December 31, 2025 and 2024, 110,000 and 220,000 Preferred Stock Warrants were outstanding, respectively.

In July 2024, the Company amended the 2023 Term Loan to extend the maturity date from August 2024 to February 2025. In connection with the amendment, the Company issued 250,000 common stock warrants to the creditor.

In 2025, the Company entered into additional amendments to extend the maturity date to May 2026. In connection with these amendments, the Company issued an aggregate of 1,000,000 additional common stock warrants to the creditor. Additionally, a portion of the accrued interest of $352 was converted to a SAFE issued to the note holder, with an aggregate principal amount of $352. Refer to Note 9 for further information on the Company’s SAFEs.

The common stock warrants are equity classified. The fair value of the warrants issued in connection with the amendments was recorded as a debt discount and is amortized to interest expense over the remaining term of the 2023 Term Loan. The fair value of warrants issued in 2024 and 2025 was $76 and $242, respectively, refer to Note 15 Common Stock Warrants for additional information.

The outstanding principal balance of the 2023 Term Loan was $5.5 million at December 31, 2025 and 2024. Accrued interest payable was $164 and $0 at December 31, 2025 and 2024, respectively. The unamortized debt discount related to issued common stock warrants was $187 and $43 at December 31, 2025 and 2024, respectively. Total interest expense related to the 2023 Term Loan, including amortization of debt discount, was $1.5 million and $1.3 million for the years ended December 31, 2025 and 2024, respectively.